Leases - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for amounts included in lease liabilities	$ 2,372	$ 2,779
Expense for variable payments not included in the lease liability	37	41
Short-term lease expense	409	621
Additions to right-of-use assets in the period	1,807	1,714
Gains (losses) arising from sale and leaseback transactions	$ (1)	$ 187